Investments-Movement of joint venture (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Disclosure of joint ventures [line items]
Equity on December 31, 2022	R$ 7,620
O'Brien's do Brasil Consultoria em Emergncias e Meio Ambiente S.A.
Disclosure of joint ventures [line items]
Equity on December 31, 2021	0
"Transferred consideration"	6,583
Other Transactions	(2,342)
Fiscal Year Result	3,628
Exchange variation of investments abroad	(249)
Equity on December 31, 2022	R$ 7,620